Subsequent Events	3 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued (April 7, 2022). The agreements below were originally entered into by Maple Development Group (a company controlled by the shareholders) and they will be transferred to the Company upon conclusion of the IPO.:

A.	Pursuant to the various operating agreements of the Property Companies, the Manager was entitled to receive a property acquisition fee from the applicable Property Companies in an amount equal to 2.5% of the property acquisition price (with the Maple Farms fee being 2%).

B.	Each of Uri Frisch and Roy Marsiano, two of the Controlling Shareholders, provide the Company and its affiliates with consultancy services in the field of capital markets investor relations on an as-needed basis. These services include advisory services relating to the Company’s activities in the Israeli and U.S. capital markets, and maintaining relations with analysts, investment bankers and investor relations service providers to maintain effective relationships with investors. The Company pays each of Uri Frisch and Roi Marsiano an annual fee of approximately US$50,000 for these services and reimburses their services-related expenses incurred in providing the services.

C.	CityR Group Holdings, LLC., a private limited liability company established in the State of New Jersey, and wholly owned by Michael Sabo (CityR), provides the Company and its affiliates with equity placement services relating to the equity investment transactions in the Company’s Property Companies, in return for a fee of 3% of the total equity investment raised by CityR, which fee is paid by the Property Company that receives the investment. CityR shares the fee with a company owned by Uri Frisch pursuant to an agreement between CityR and Uri Frisch’s company. In 2021, the Company’s Property Companies paid CityR fees totaling approximately US$507,272.

With regard to the equity placement services provided by CityR, the investment funds that invest in the Property Companies also pay fees to CityR in the framework of each equity investment transaction, including equity placement fees (2% of the amount invested) and investor relations fees (1.75% of the amount invested).

D.	The Manager (See Note 1 above) will also provide asset management, marketing, investor relations, and other administrative services on the Company’s behalf with the goal of maximizing the Company’s operating cash flow and preserving the Company’s invested capital.

The following is a summary of the fees and expense reimbursements that the Company’s will pay to the Manager:

-	An annual fee equal to 1% of the net asset value (NAV) of the Company’s properties, to be paid by the Company’s.
-	A development fee equal to 5% of the development costs of each of the Company’s properties, to be paid monthly by the applicable Property Company. The development fee is paid monthly in equal monthly installments in accordance with the business plan for the particular project, with a true-up upon project completion.
-	The Company will reimburse the Manager for reasonable business expenses
-	The Company will pay the insurance premiums for insurance for the Manager.

With regard to the payment of development fees, the Property Companies (excluding Maple Farms) have been paying the Manager development fees in an amount equal to 5% of the property development costs, on a monthly basis. In 2021, the Property Companies paid the Manager a total of US$764,599. In the framework of the operating agreement for the Maple Farms property, the development fees in the aggregate shall be no less than US$500,000.

In. 2021, the applicable Property Company did not pay the Manager any development fees in connection with the Maple Farms property

E.	The Company signed a five-year consulting services agreement with Itiel Kaplan, the CEO, and consulting services agreement with Ilanit Halperin, the CFO. Pursuant to these agreements, the chief executive officer and the chief financial officer will receive the following compensation:

Officer	Title	Annual Salary/Fees	Annual Expense Reimbursement	Annual Bonus
Itiel Kaplan	CEO	$250,000	$50,000	$100,000
Ilanit Halperin	CFO	$72,000	-	-

F.	In January 2022, we obtained from the Controlling Shareholders the Controlling Shareholders’ 50% interest in Maple Heights GP, LLC, a Delaware limited liability company that has an ownership interest in one additional property.

G.	Guarantees

Michael Sabo & Itiel Kaplan at the request of the lenders have personally guaranteed the subsidiaries’ financial liabilities under certain loan agreements as detailed in the table below:

Borrower	Property	Lender	Loan Amount	Guarantor	Guaranteed Amount
Maple Grove Development LLC	Maple Grove	Independent Financial Bank	$5,397,000	Michael Sabo & Itiel Kaplan	100%
Pecan Ranch Development LLC	Pecan Ranch	Plains State Bank	$2,220,000	Michael Sabo	100%